Intangible Assets and Liabilities - Intangible Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets:
Gross Carrying Amount	$ 273	$ 306
Accumulated Amortization	(212)	(142)
Finite-Lived Intangible Assets, Net	61	164
Intangible Liabilities:
Electricity Contract Liability, Gross	(28)	(30)
Electricity Contract Liability, Accumulated Amortization	26	19
Electricity Contract Liability, Net	(2)	(11)
Coal Contract Liability, Gross	(49)	(134)
Coal Contract Liability, Accumulated Amortization	42	82
Coal Contract Liability, Net	(7)	(52)
Coal Transport Contract Liability, Gross	(86)	(104)
Coal Transport Liability, Accumulated Amortization	73	64
Coal Transport Liability, Net	(13)	(40)
Gas Transport Contract Liability, Gross	(41)	(64)
Gas Transport Liability, Accumulated Amortization	8	27
Gas Transport Liability, Net	(33)	(37)
Intangible Liabilities, Gross	(204)	(332)
Intangible Liabilities, Accumulated Amortization	149	192
Intangible Liabilities, Net	(55)	(140)
Intangible Assets and Liabilities, Net [Abstract]
Intangible Assets (Liabilities), Gross	69	(26)
Intangible Assets (Liabilities), Accumulated Amortization	(63)	50
Intangible Assets (Liabilities), Net	6	24
Electricity contracts
Intangible Assets:
Gross Carrying Amount	260	260
Accumulated Amortization	(206)	(126)
Finite-Lived Intangible Assets, Net	54	134
Gas transport contracts
Intangible Assets:
Gross Carrying Amount	13	46
Accumulated Amortization	(6)	(16)
Finite-Lived Intangible Assets, Net	$ 7	$ 30